Other Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Intangible Assets [Line Items]
Purchase price allocation for recognition of technology	$ 6
Purchase price allocation for in-process R&D	4
Amortization expense on capitalized software costs	38	33	30
Impairment on intangible assets	312
Amortization expense	177	211	207
Contractual customer relationships [Member]
Other Intangible Assets [Line Items]
Impairment on intangible assets	261
Wireless capitalized software [Member]
Other Intangible Assets [Line Items]
Impairment on intangible assets	45
Acquired technology [Member]
Other Intangible Assets [Line Items]
Impairment on intangible assets	$ 6